UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2014 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 64.1%
Consumer Discretionary - 9.6%
Advance Auto Parts, Inc.	2,900	$366,850
Bally Technologies, Inc.*	1,250	82,838
Best Buy Co., Inc.	400	10,564
Cablevision Systems Corp.	8,300	140,021
CBS Corp., Class B	4,725	292,005
Comcast Corp., Class A	2,800	140,056
Domino’s Pizza, Inc.	3,200	246,304
GameStop Corp., Class A	700	28,770
The Gap, Inc.	7,625	305,458
Hanesbrands, Inc.	3,650	279,152
The Home Depot, Inc.	6,025	476,758
Hyatt Hotels Corp., Class A*	2,300	123,763
Johnson Controls, Inc.	900	42,588
Las Vegas Sands Corp.	3,200	258,496
Liberty Interactive Corp., Class A*	3,000	86,610
Lowe’s Cos., Inc.	5,700	278,730
Michael Kors Holdings, Ltd.*	4,025	375,412
Netflix, Inc.*	895	315,067
Newell Rubbermaid, Inc.	3,650	109,135
The Priceline Group, Inc.*	415	494,634
Staples, Inc.	2,200	24,948
Target Corp.	1,550	93,790
Tesla Motors, Inc.*	200	41,690
Thor Industries, Inc.	1,400	85,484
Tiffany & Co.	3,100	267,065
The Walt Disney Co.	500	40,035
Wynn Resorts, Ltd.	1,375	305,456
Total Consumer Discretionary		5,311,679

Consumer Staples - 5.4%
Altria Group, Inc.	3,425	128,198
Archer-Daniels-Midland Co.	7,050	305,900
Brown-Forman Corp., Class B	1,675	150,231
Bunge, Ltd.	1,150	91,437
The Coca-Cola Co.	8,225	317,979
Coca-Cola Enterprises, Inc.	575	27,462
Constellation Brands, Inc., Class A*	4,850	412,104
Dr Pepper Snapple Group,, Inc.	1,150	62,629
The Hershey Co.	2,100	219,240
The Hillshire Brands Co.	2,200	81,972
Keurig Green Mountain, Inc.	1,550	163,664
The Kroger Co.	2,225	97,121
Mead Johnson Nutrition Co.	450	37,413

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 5.4% (continued)
Nu Skin Enterprises, Inc., Class A	1,925	$159,486
PepsiCo, Inc.	200	16,700
Philip Morris International, Inc.	925	75,730
Pinnacle Foods, Inc.	2,400	71,664
The Procter & Gamble Co.	1,395	112,437
Reynolds American, Inc.	5,825	311,172
Safeway, Inc.	3,700	136,678
Total Consumer Staples		2,979,217

Energy - 4.6%
Anadarko Petroleum Corp.	2,175	184,353
Baker Hughes, Inc.	700	45,514
Cheniere Energy, Inc.*	2,625	145,294
Chesapeake Energy Corp.	2,225	57,005
Chevron Corp.	1,875	222,956
Diamond Offshore Drilling, Inc.[1]	850	41,446
Dril-Quip, Inc.*	1,520	170,392
EOG Resources, Inc.	300	58,851
EQT Corp.	2,375	230,304
Exxon Mobil Corp.	6,220	607,570
Occidental Petroleum Corp.	1,225	116,730
Oceaneering International, Inc.	575	41,320
Phillips 66	1,625	125,223
RPC, Inc.	1,300	26,546
Schlumberger, Ltd.	1,000	97,500
SM Energy Co.	2,950	210,305
Ultra Petroleum Corp.*	4,550	122,350
Total Energy		2,503,659

Financials - 9.4%
The Allstate Corp.	1,150	65,067
American Financial Group, Inc.	2,250	129,848
American International Group, Inc.	2,800	140,028
Aspen Insurance Holdings, Ltd.	1,400	55,580
Axis Capital Holdings, Ltd.	1,000	45,850
Bank of America Corp.	16,200	278,640
Brixmor Property Group, Inc.[1]	1,300	27,729
Capitol Federal Financial, Inc.	5,600	70,280
The Charles Schwab Corp.	6,500	177,645
The Chubb Corp.	1,000	89,300
CME Group, Inc.	1,595	118,046
Comerica, Inc.	3,600	186,480
Crown Castle International Corp.	5,400	398,412
Cullen/Frost Bankers, Inc.	750	58,148
Everest Re Group, Ltd.	600	91,830

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.4% (continued)
First Horizon National Corp.	2,250	$27,765
The Goldman Sachs Group, Inc.	300	49,155
JPMorgan Chase & Co.	4,823	292,804
Legg Mason, Inc.	2,450	120,148
Lincoln National Corp.	1,375	69,671
M&T Bank Corp.	325	39,422
Mack-Cali Realty Corp.	3,700	76,923
McGraw-Hill Financial, Inc.	1,900	144,970
Moody’s Corp.	1,450	115,014
Northern Trust Corp.	600	39,336
Piedmont Office Realty Trust, Inc., Class A	3,700	63,455
The Progressive Corp.	1,800	43,596
Public Storage	1,225	206,400
Signature Bank*	1,600	200,944
SLM Corp.	3,050	74,664
State Street Corp.	1,700	118,235
SunTrust Banks, Inc.	4,675	186,018
TD Ameritrade Holding Corp.	2,200	74,690
The Travelers Cos., Inc.	3,750	319,125
US Bancorp	3,200	137,152
Waddell & Reed Financial, Inc., Class A	6,200	456,444
Wells Fargo & Co.	4,025	200,204
XL Group PLC	5,250	164,062
Total Financials		5,153,080

Health Care - 8.7%
AbbVie, Inc.	2,150	110,510
Actavis PLC*	1,240	255,254
Aetna, Inc.	3,175	238,030
Alexion Pharmaceuticals, Inc.*	2,500	380,325
AmerisourceBergen Corp.	1,500	98,385
Amgen, Inc.	1,033	127,410
Boston Scientific Corp.*	6,500	87,880
Brookdale Senior Living, Inc.*	5,600	187,656
Covidien PLC	3,000	220,980
CR Bard, Inc.	775	114,685
Eli Lilly & Co.	300	17,658
Gilead Sciences, Inc.*	6,800	481,848
Health Net, Inc.*	3,600	122,436
Illumina, Inc.*	1,800	267,588
Jazz Pharmaceuticals PLC*	1,900	263,492
Johnson & Johnson	850	83,496
McKesson Corp.	1,100	194,227
Medtronic, Inc.	4,000	246,160
Merck & Co., Inc.	750	42,577

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 8.7% (continued)
Mylan, Inc.*	4,325	$211,190
Myriad Genetics, Inc.*	600	20,514
Pfizer, Inc.	13,557	435,451
Pharmacyclics, Inc.*	800	80,176
Stryker Corp.	5,100	415,497
United Therapeutics Corp.*	1,000	94,030
Total Health Care		4,797,455

Industrials - 8.2%
AECOM Technology Corp.*	1,200	38,604
AMERCO	400	92,848
B/E Aerospace, Inc.*	1,225	106,318
Colfax Corp.*	2,575	183,675
Con-way, Inc.	1,700	69,836
Crane Co.	1,950	138,743
Delta Air Lines, Inc.	11,700	405,405
Exelis, Inc.	1,100	20,911
Fluor Corp.	800	62,184
General Dynamics Corp.	350	38,122
General Electric Co.	9,900	256,311
Graco, Inc.	750	56,055
Honeywell International, Inc.	1,400	129,864
Huntington Ingalls Industries, Inc.	2,150	219,859
IDEX Corp.	1,400	102,046
Illinois Tool Works, Inc.	1,000	81,330
ITT Corp.	6,800	290,768
Kirby Corp.*	400	40,500
Lockheed Martin Corp.	1,150	187,726
Norfolk Southern Corp.	1,600	155,472
Northrop Grumman Corp.	3,200	394,816
Pall Corp.	1,150	102,891
Pitney Bowes, Inc.	4,800	124,752
Quanta Services, Inc.*	400	14,760
Rockwell Automation, Inc.	2,075	258,441
RR Donnelley & Sons Co.	750	13,425
SolarCity Corp.*1	4,200	263,004
SPX Corp.	2,100	206,451
TransDigm Group, Inc.	600	111,120
Union Pacific Corp.	1,075	201,735
United Continental Holdings, Inc.*	2,000	89,260
United Technologies Corp.	700	81,788
Total Industrials		4,539,020

Information Technology - 12.6%
Akamai Technologies, Inc.*	2,400	139,704

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.6% (continued)
ANSYS, Inc.*	2,250	$173,295
Apple, Inc.	860	461,596
Avago Technologies, Ltd.	3,000	193,230
Broadridge Financial Solutions, Inc.	2,700	100,278
Brocade Communications Systems, Inc.*	9,500	100,795
Computer Sciences Corp.	800	48,656
DST Systems, Inc.	600	56,874
Electronic Arts, Inc.*	14,225	412,667
Facebook, Inc., Class A*	9,300	560,232
First Solar, Inc.*	3,075	214,604
FleetCor Technologies, Inc.*	2,370	272,787
Google, Inc., Class A*	420	468,094
Harris Corp.	3,800	278,008
Hewlett-Packard Co.	6,900	223,284
International Business Machines Corp.	585	112,607
International Rectifier Corp.*	1,700	46,580
Intuit, Inc.	400	31,092
Jack Henry & Associates, Inc.	3,100	172,856
Leidos Holdings, Inc.	500	17,685
Linear Technology Corp.	2,400	116,856
Microchip Technology, Inc.[1]	2,750	131,340
Microsoft Corp.	17,050	698,880
Pandora Media, Inc.*	4,450	134,924
Paychex, Inc.	800	34,080
Polycom, Inc.*	6,800	93,296
QUALCOMM, Inc.	1,200	94,632
SanDisk Corp.	2,850	231,391
Splunk, Inc.*	400	28,596
Stratasys, Ltd.*	2,420	256,738
Visa, Inc., Class A	1,425	307,600
Western Digital Corp.	1,750	160,685
Workday, Inc., Class A*	2,550	233,146
Xerox Corp.	3,200	36,160
Xilinx, Inc.	5,800	314,766
Total Information Technology		6,958,014

Materials - 2.5%
Alcoa, Inc.	1,700	21,879
Avery Dennison Corp.	1,600	81,072
The Dow Chemical Co.	800	38,872
E.I. du Pont de Nemours & Co.	400	26,840
International Flavors & Fragrances, Inc.	750	71,753
LyondellBasell Industries N.V., Class A	1,100	97,834
Monsanto Co.	1,350	153,589

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.5% (continued)
Packaging Corp. of America	5,350	$376,480
PPG Industries, Inc.	625	120,913
Sigma-Aldrich Corp.	200	18,676
United States Steel Corp.	1,000	27,610
Westlake Chemical Corp.	5,100	337,518
Total Materials		1,373,036

Telecommunication Services - 1.5%
AT&T, Inc.	8,500	298,095
Level 3 Communications, Inc.*	4,200	164,388
Verizon Communications, Inc.	7,525	357,964
Total Telecommunication Services		820,447

Utilities - 1.6%
Ameren Corp.	5,550	228,660
American Water Works Co, Inc.	4,375	198,625
CenterPoint Energy, Inc.	4,250	100,683
Public Service Enterprise Group, Inc.	2,750	104,885
Questar Corp.	5,125	121,873
Vectren Corp.	2,625	103,399
Total Utilities		858,125

Total Common Stocks (cost $30,685,811)		35,293,732

	Principal Amount
Corporate Bonds and Notes - 2.6%
Financials - 0.8%
American Express Co., 7.250%, 05/20/14	$40,000	40,357
American Express Credit Corp., Series MTN, 2.750%, 09/15/15	90,000	92,769
General Electric Capital Corp.,
2.900%, 01/09/17	55,000	57,592
MTN, Series A, 6.750%, 03/15/32	25,000	32,234
Series MTN, 1.000%, 01/08/16	45,000	45,343
US Bank N.A., Series Y, 4.950%, 10/30/14	55,000	56,449
Wells Fargo & Co., 1.250%, 07/20/16	85,000	85,762
Total Financials		410,506

Industrials - 1.5%
Altria Group, Inc., 9.700%, 11/10/18	5,000	6,569
AT&T, Inc., 5.100%, 09/15/14	60,000	61,264
Burlington Northern, Santa Fe LLC, 4.700%, 10/01/19	20,000	22,066
ConocoPhillips, 4.600%, 01/15/15	115,000	118,741
Exxon Mobil Corp., 0.921%, 03/15/17	75,000	75,037
International Business Machines Corp., 4.000%, 06/20/42	61,000	56,693
McDonald’s Corp., Series MTN, 6.300%, 10/15/37	20,000	25,257
Medtronic, Inc., 0.875%, 02/27/17	45,000	44,783
PepsiCo, Inc., 2.500%, 05/10/16	65,000	67,362

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 1.5% (continued)
Pfizer, Inc., 6.200%, 03/15/19	$50,000	$59,262
United Parcel Service, Inc., 6.200%, 01/15/38	45,000	56,936
Verizon Communications, Inc.,
2.500%, 09/15/16	105,000	108,789
3.000%, 04/01/16	90,000	93,901
Wal-Mart Stores, Inc., 6.500%, 08/15/37	35,000	45,471
Total Industrials		842,131

Utilities - 0.3%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	45,000	58,961
Dominion Resources, Inc., 4.450%, 03/15/21	25,000	26,966
Georgia Power Co., 5.400%, 06/01/40	15,000	16,762
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	20,000	21,039
4.875%, 01/15/15	40,000	41,359
Total Utilities		165,087

Total Corporate Bonds and Notes (cost $1,398,164)		1,417,724

U.S. Government and Agency Obligations - 32.1%
Federal Home Loan Banks - 0.3%
FHLB, 5.375%, 05/18/16	165,000	182,117

Federal Home Loan Mortgage Corporation - 8.0%
FHLMC,
2.500%, 05/27/16 to 07/01/28	859,463	892,322
3.000%, 01/01/29 to 03/01/43	553,692	552,897
3.500%, 03/01/42 to 10/01/43	439,330	442,695
3.750%, 03/27/19	480,000	524,160
4.000%, 02/01/44 to 03/01/44	629,211	654,344
4.500%, 11/01/24 to 11/01/39	299,902	320,398
4.750%, 11/17/15[1]	780,000	836,403
5.000%, 12/01/20	18,483	19,780
5.500%, 04/01/38	64,765	71,215
6.000%, 01/01/38 to 06/01/38	72,161	80,199
Total Federal Home Loan Mortgage Corporation		4,394,413

Federal National Mortgage Association - 9.3%
FNMA,
0.375%, 12/21/15[1]	565,000	565,572
1.250%, 01/30/17	320,000	323,777
2.500%, 04/01/28	248,547	249,070
3.000%, 03/01/42 to 05/01/43	573,673	555,496
3.500%, 09/01/25 to 07/01/43	767,068	781,127
4.000%, 12/01/21 to 12/01/41	310,162	323,729
4.500%, 11/01/19 to 05/01/41	414,833	443,757
5.000%, 05/11/17 to 08/01/41	950,975	1,058,019
5.375%, 07/15/16 to 06/12/17	585,000	656,960

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 9.3% (continued)
FNMA,
5.500%, 02/01/22 to 06/01/38	$117,406	$129,619
6.000%, 03/01/37 to 06/01/38	53,006	59,416
6.500%, 03/01/37	12,308	13,831
Total Federal National Mortgage Association		5,160,373

U.S. Treasury Obligations - 14.5%
U.S. Treasury Bonds,
2.750%, 08/15/42	95,000	81,128
3.500%, 02/15/39	330,000	331,186
4.750%, 02/15/41	705,000	862,744
6.250%, 05/15/30	425,000	590,019
U.S. Treasury Notes,
0.250%, 09/15/15 to 02/29/16	275,000	274,613
0.625%, 08/31/17	700,000	688,188
0.750%, 03/31/18	555,000	541,320
1.000%, 03/31/17	580,000	581,540
1.750%, 05/15/22	60,000	56,627
2.125%, 02/29/16	100,000	103,314
2.500%, 08/15/23	855,000	842,876
2.625%, 08/15/20	1,105,000	1,136,596
2.750%, 11/15/23	815,000	818,756
3.125%, 05/15/21	870,000	916,525
4.750%, 08/15/17	135,000	151,411
Total U.S. Treasury Obligations		7,976,843
Total U.S. Government and Agency Obligations (cost $17,743,732)		17,713,746

Short-Term Investments - 3.1%
Repurchase Agreements - 2.4%[2]
Citigroup Global Markets Inc., dated 03/31/14, due 04/01/14, 0.090%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 04/03/14 - 02/15/41,totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities International, Inc., dated 03/31/14, due 04/01/14, 0.050%, total to be received $307,197 (collateralized by various U.S. Government Agency Obligations, 0.250% - 3.875%, 04/15/14 - 8/15/40,totaling $313,341)	307,197	307,197
Total Repurchase Agreements		1,307,197

	Shares
Other Investment Companies - 0.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	420,100	420,100
Total Short-Term Investments (cost $1,727,297)		1,727,297

Total Investments - 101.9% (cost $51,555,004)		56,152,499
Other Assets, less Liabilities - (1.9)%		(1,060,987)
Net Assets - 100.0%		$55,091,512

Managers High Yield Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Principal Amount	Value
Bank Loan Obligations - 1.0%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, 5.489%, 01/28/18 (04/25/14)[4]	$70,221	$66,403
Clear Channel Communications, Inc.,Term Loan D, 6.905%, 01/23/19 (03/31/14)[4]	34,927	34,257
Integra Telecom Holdings, Term Loan,
5.250%, 02/22/19 (03/31/14)[4]	63,700	64,098
5.250%, 02/22/19 (04/30/14)[4]	65,000	65,406
SUPERVALU, Inc. , Term Loan B, 4.500%, 03/21/19 (03/31/14)[4]	103,101	103,399
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (03/31/14)[4]	45,000	45,970
Total Bank Loan Obligations (cost $360,077)		379,533

	Shares
Common Stocks - 0.0%#
LyondellBasell Industries N.V., Class A (Materials) (cost $0)	3	267

	Principal Amount
Corporate Bonds and Notes - 92.3%
Financials - 6.5%
Ally Financial, Inc.,
2.917%, 07/18/16 (04/22/14)[4]	$50,000	51,136
3.500%, 01/27/19	175,000	175,219
4.750%, 09/10/18	40,000	42,450
6.250%, 12/01/17	190,000	212,800
7.500%, 09/15/20	90,000	107,325
Bank of America Corp., Series K, 8.000%, 07/29/49[5]	145,000	165,012
Chinos Intermediate Holdings A, Inc., (7.500% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[6]	45,000	46,575
CIT Group, Inc.,
3.875%, 02/19/19	100,000	101,206
4.250%, 08/15/17	10,000	10,500
5.250%, 03/15/18	110,000	118,662
5.500%, 02/15/19 (a)	70,000	75,687
Corrections Corp. of America,
4.125%, 04/01/20[1]	65,000	64,512
4.625%, 05/01/23	95,000	92,150
General Motors Financial Co., Inc.,
2.750%, 05/15/16	30,000	30,468
3.250%, 05/15/18	15,000	15,187
4.250%, 05/15/23	30,000	29,700
International Lease Finance Corp.,
5.875%, 04/01/19	240,000	263,400
6.250%, 05/15/19	185,000	204,888
8.750%, 03/15/17 (b)	70,000	82,425
Nuveen Investments, Inc., 9.500%, 10/15/20 (a)	80,000	85,600
Realogy Group LLC,
7.625%, 01/15/20 (a)	65,000	72,638

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 6.5% (continued)
7.875%, 02/15/19 (a)	$110,000	$119,213
Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)	195,000	215,231
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	50,000	54,125
Total Financials		2,436,109

Industrials - 84.7%
21st Century Oncology, Inc.,
8.875%, 01/15/17	60,000	62,700
9.875%, 04/15/17	55,000	54,450
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	65,775
Access Midstream Partners, L.P. / ACMP Finance Corp.,
4.875%, 05/15/23	40,000	40,500
5.875%, 04/15/21	20,000	21,400
6.125%, 07/15/22	60,000	64,875
ACCO Brands Corp., 6.750%, 04/30/20	165,000	170,156
ACI Worldwide, Inc., 6.375%, 08/15/20 (a)	50,000	52,812
The ADT Corp.,
3.500%, 07/15/22	10,000	8,806
6.250%, 10/15/21 (a)[1]	160,000	164,600
Aircastle, Ltd.,
4.625%, 12/15/18	40,000	41,050
7.625%, 04/15/20	55,000	62,975
9.750%, 08/01/18	75,000	80,854
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29	20,000	19,200
8.875%, 01/01/20 (a)	200,000	228,000
Alere, Inc., 6.500%, 06/15/20	20,000	21,100
Allegion US Holding Co., Inc., Series N, 5.750%, 10/01/21 (a)	30,000	31,725
Alliant Techsystems, Inc., 5.250%, 10/01/21 (a)	35,000	36,137
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	105,000	113,531
AMC Entertainment, Inc., 9.750%, 12/01/20	120,000	138,900
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	25,000	26,750
7.750%, 11/15/19	75,000	87,000
American Tire Distributors, Inc., 9.750%, 06/01/17	55,000	58,437
Amkor Technology, Inc.,
6.375%, 10/01/22	75,000	78,094
6.625%, 06/01/21	35,000	37,537
Anixter, Inc., 5.625%, 05/01/19	35,000	37,450
Antero Resources Finance Corp., 5.375%, 11/01/21 (a)	40,000	40,625
Arch Coal, Inc.,
7.000%, 06/15/19[1]	35,000	27,212
7.250%, 06/15/21	95,000	72,200
8.000%, 01/15/19 (a)	20,000	20,050

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	$200,000	$224,000
Armored Autogroup, Inc., 9.250%, 11/01/18	60,000	63,225
Ashland, Inc., 4.750%, 08/15/22 (b)	195,000	192,319
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	38,237
Aspect Software, Inc., 10.625%, 05/15/17[1]	55,000	58,437
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17[1]	40,000	42,300
Atkore International, Inc., 9.875%, 01/01/18	80,000	86,032
Audatex North America, Inc., 6.000%, 06/15/21 (a)	70,000	75,075
Avaya, Inc., 7.000%, 04/01/19 (a)[1]	105,000	104,737
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.875%, 11/15/17	5,000	5,269
5.500%, 04/01/23	50,000	50,625
8.250%, 01/15/19	155,000	167,012
B&G Foods, Inc., 4.625%, 06/01/21	25,000	24,781
B/E Aerospace, Inc., 5.250%, 04/01/22	100,000	103,375
BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21 (a)	15,000	14,925
BCP Singapore VI Cayman Financing Co., Ltd., 8.000%, 04/15/21 (a)	35,000	35,700
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	86,487
Berry Petroleum Co., 6.375%, 09/15/22	40,000	41,600
Big Heart Pet Brands, 7.625%, 02/15/19	116,000	121,002
Biomet, Inc., 6.500%, 08/01/20	165,000	178,530
Blackboard, Inc., 7.750%, 11/15/19 (a)	70,000	73,675
BOE Intermediate Holding Corp., (9.000% Cash or 9.750% PIK), 9.000%, 11/01/17 (a)[6]	26,137	28,506
BOE Merger Corp., (9.500% Cash or 10.250% PIK), 9.500%, 11/01/17 (a)[6]	35,000	37,275
Bombardier, Inc.,
6.125%, 01/15/23 (a)[1]	95,000	96,425
7.750%, 03/15/20 (a)	40,000	45,000
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22	40,000	43,500
8.625%, 10/15/20	70,000	76,912
Building Materials Corp. of America,
6.750%, 05/01/21 (a)	65,000	70,687
6.875%, 08/15/18 (a)	30,000	31,650
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	116,000	127,020
BWAY Holding Co., 10.000%, 06/15/18	75,000	79,969
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20	115,000	102,350
9.000%, 02/15/20	265,000	239,162
10.000%, 12/15/18	57,000	25,222
11.250%, 06/01/17[1]	115,000	110,975
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (a)	75,000	79,313
Case New Holland, Inc., 7.875%, 12/01/17	35,000	41,212
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22 (a)	10,000	10,275

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.250%, 03/15/21	$35,000	$35,437
7.000%, 01/15/19	145,000	153,700
7.375%, 06/01/20	50,000	54,812
CDW LLC / CDW Finance Corp., 8.500%, 04/01/19	170,000	187,000
Central Garden and Pet Co., 8.250%, 03/01/18	165,000	170,981
CenturyLink, Inc.,
Series T, 5.800%, 03/15/22	210,000	215,775
Series W, 6.750%, 12/01/23	135,000	143,944
Chesapeake Energy Corp.,
6.125%, 02/15/21	25,000	27,375
6.625%, 08/15/20	75,000	84,562
6.875%, 11/15/20	15,000	17,100
Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	86,000	96,320
Chrysler Group LLC / CG Co.-Issuer, Inc.,
8.000%, 06/15/19 (a)	200,000	220,000
8.250%, 06/15/21	200,000	227,250
CHS/Community Health Systems, Inc., 5.125%, 08/01/21 (a)	20,000	20,600
Cinemark USA, Inc.,
4.875%, 06/01/23	25,000	24,156
7.375%, 06/15/21	115,000	128,081
Claire’s Stores, Inc.,
8.875%, 03/15/19	70,000	65,450
9.000%, 03/15/19 (a)	145,000	151,344
Clean Harbors, Inc., 5.250%, 08/01/20	75,000	77,625
Clear Channel Communications, Inc., 9.000%, 03/01/21	115,000	120,606
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22	85,000	90,631
Series A, 7.625%, 03/15/20	5,000	5,387
Series B, 6.500%, 11/15/22	240,000	257,700
Series B, 7.625%, 03/15/20	155,000	168,175
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000	59,950
CommScope, Inc., 8.250%, 01/15/19 (a)	73,000	79,387
Constellation Brands, Inc., 3.750%, 05/01/21	20,000	19,600
Crown Castle International Corp., 5.250%, 01/15/23	75,000	76,594
CSC Holdings LLC, 8.625%, 02/15/19	125,000	150,000
Dana Holding Corp.,
5.375%, 09/15/21	20,000	20,900
6.000%, 09/15/23	40,000	41,850
6.500%, 02/15/19	60,000	64,350
6.750%, 02/15/21	25,000	27,312
DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	85,000	91,481
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20 (a)	125,000	127,500

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Denbury Resources, Inc.,
4.625%, 07/15/23	$45,000	$42,075
8.250%, 02/15/20	40,000	43,700
DISH DBS Corp.,
5.125%, 05/01/20	5,000	5,225
5.875%, 07/15/22	170,000	181,900
6.750%, 06/01/21	175,000	196,437
7.875%, 09/01/19	190,000	225,150
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	135,000	142,762
8.750%, 03/15/18	45,000	49,162
9.875%, 04/15/18	20,000	21,900
Eagle Midco, Inc., 9.000%, 06/15/18 (a)	30,000	31,650
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000	152,978
El Paso LLC, 7.250%, 06/01/18	25,000	28,565
Entegris, Inc., 6.000%, 04/01/22 (a)	15,000	15,375
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 05/01/20	165,000	191,606
EP Energy LLC / Everest Acquisition Finance, Inc.,
6.875%, 05/01/19	55,000	59,675
7.750%, 09/01/22	60,000	67,650
Epicor Software Corp., 8.625%, 05/01/19	100,000	109,875
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	125,000	130,000
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	75,000	80,156
First Data Corp.,
6.750%, 11/01/20 (a)	55,000	59,400
7.375%, 06/15/19 (a)	85,000	91,587
8.250%, 01/15/21 (a)[1]	180,000	196,200
8.875%, 08/15/20 (a)	165,000	183,562
12.625%, 01/15/21	160,000	191,200
First Data Corp., (8.750% Cash or 10.000% PIK), 8.750%, 01/15/22 (a)[6]	290,000	318,275
FMG Resources August 2006 Pty, Ltd.,
6.875%, 02/01/18 (a)[1]	45,000	47,531
8.250%, 11/01/19 (a)[1]	155,000	171,081
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (a)	50,000	54,125
Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	40,000	41,400
GCI, Inc.,
6.750%, 06/01/21	65,000	66,137
8.625%, 11/15/19	70,000	75,250
GenCorp, Inc., 7.125%, 03/15/21	125,000	136,094
General Cable Corp., 6.500%, 10/01/22 (a), (b)	90,000	91,800
General Motors Co., 4.875%, 10/02/23 (a)	215,000	221,450
The Geo Group, Inc.,
5.875%, 01/15/22	60,000	61,950
6.625%, 02/15/21	100,000	107,750

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
The Goodyear Tire & Rubber Co.,
6.500%, 03/01/21	$40,000	$43,800
8.250%, 08/15/20	80,000	89,500
8.750%, 08/15/20	30,000	35,625
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	105,000	110,512
Gymboree Corp., 9.125%, 12/01/18	80,000	68,100
H&E Equipment Services, Inc., 7.000%, 09/01/22	40,000	44,200
Halcon Resources Corp.,
8.875%, 05/15/21	120,000	125,100
9.250%, 02/15/22 (a)	25,000	26,187
9.750%, 07/15/20 (a)	15,000	16,200
Hanesbrands, Inc., 6.375%, 12/15/20	90,000	98,775
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (a)	150,000	147,937
HCA Holdings, Inc.,
6.250%, 02/15/21	30,000	32,190
7.750%, 05/15/21	320,000	353,600
HCA, Inc.,
6.500%, 02/15/20	25,000	28,062
7.500%, 02/15/22	490,000	561,050
HD Supply, Inc.,
8.125%, 04/15/19	120,000	134,400
11.000%, 04/15/20	45,000	53,662
11.500%, 07/15/20	70,000	83,475
Healthcare Technology Intermediate, Inc., (7.375% Cash or 8.125% PIK), 7.375%, 09/01/18 (a)[6]	20,000	20,400
HealthSouth Corp.,
5.750%, 11/01/24	25,000	25,750
7.750%, 09/15/22	44,000	48,400
8.125%, 02/15/20	50,000	54,375
The Hertz Corp.,
5.875%, 10/15/20	40,000	42,850
7.500%, 10/15/18	135,000	144,281
Hexion US Finance Corp., 6.625%, 04/15/20	150,000	156,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18	90,000	94,050
9.000%, 11/15/20[1]	50,000	49,750
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	55,000	60,088
The Hillman Group, Inc., 10.875%, 06/01/18	90,000	96,075
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (a)	50,000	52,344
Hologic, Inc., 6.250%, 08/01/20	100,000	106,250
Hughes Satellite Systems Corp., 6.500%, 06/15/19	60,000	66,150
Huntsman International LLC,
4.875%, 11/15/20	70,000	70,788
8.625%, 03/15/20	45,000	49,613
8.625%, 03/15/21[1]	25,000	28,125

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
IMS Health, Inc., 6.000%, 11/01/20 (a)	$75,000	$79,125
Ineos Finance PLC,
7.500%, 05/01/20 (a)	70,000	77,088
8.375%, 02/15/19 (a)	200,000	221,750
Infor US, Inc.,
9.375%, 04/01/19	85,000	96,156
11.500%, 07/15/18	65,000	75,563
Intelsat Jackson Holdings SA,
5.500%, 08/01/23 (a)	10,000	9,838
6.625%, 12/15/22	80,000	83,600
7.250%, 10/15/20	295,000	321,181
7.500%, 04/01/21	120,000	132,300
Intelsat Luxembourg SA, 7.750%, 06/01/21 (a)	110,000	116,188
Interactive Data Corp., 10.250%, 08/01/18	95,000	102,778
Interline Brands, Inc., (10.000% Cash or 10.750% PIK), 10.000%, 11/15/18[6]	25,000	27,313
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	75,000	79,875
11.000%, 08/15/18 (a), (b)	80,000	74,263
Iron Mountain, Inc., 6.000%, 08/15/23	70,000	74,725
Isle of Capri Casinos, Inc., 5.875%, 03/15/21	55,000	56,100
J. Crew Group, Inc., 8.125%, 03/01/19	40,000	41,725
J.C. Penney Corp., Inc.,
5.750%, 02/15/18[1]	35,000	29,750
6.375%, 10/15/36	60,000	46,200
7.950%, 04/01/17[1]	15,000	13,838
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (a)	70,000	76,563
James River Coal Co., 7.875%, 04/01/19	35,000	4,900
Jarden Corp., 7.500%, 01/15/20	100,000	109,125
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, 04/01/22 (a)	25,000	25,500
Kinder Morgan, Inc., 5.000%, 02/15/21 (a)	45,000	45,289
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18 (b)	150,000	173,063
Kodiak Oil & Gas Corp.,
5.500%, 01/15/21	10,000	10,313
5.500%, 02/01/22	10,000	10,288
8.125%, 12/01/19	90,000	100,238
L Brands, Inc., 6.625%, 04/01/21	90,000	101,588
Laredo Petroleum, Inc., 5.625%, 01/15/22 (a)	20,000	20,275
Legacy Reserves L.P. / Legacy Reserves Finance Corp., 8.000%, 12/01/20	70,000	75,250
Level 3 Financing, Inc.,
8.125%, 07/01/19	80,000	88,200
8.625%, 07/15/20	65,000	73,206
Libbey Glass, Inc., 6.875%, 05/15/20	52,000	56,875

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Linn Energy LLC/Linn Energy Finance Corp.,
7.250%, 11/01/19 (a), (b)	$50,000	$52,375
7.750%, 02/01/21	155,000	167,400
LSB Industries, Inc., 7.750%, 08/01/19 (a)	85,000	91,588
Magnachip Semiconductor Corp., 6.625%, 07/15/21	80,000	80,000
The Manitowoc Co., Inc., 8.500%, 11/01/20	100,000	112,750
ManTech International Corp., 7.250%, 04/15/18	50,000	51,890
Marina District Finance Co., Inc., 9.875%, 08/15/18	125,000	134,844
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.,
5.500%, 02/15/23	70,000	72,275
6.500%, 08/15/21	10,000	10,850
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (a)	35,000	39,900
MEG Energy Corp.,
6.375%, 01/30/23 (a)	80,000	83,200
7.000%, 03/31/24 (a)	60,000	63,600
Memorial Production Partners, L.P. / Memorial Production Finance Corp.,
7.625%, 05/01/21 (a)	15,000	15,900
7.625%, 05/01/21	40,000	42,400
MetroPCS Wireless, Inc., 7.875%, 09/01/18	5,000	5,325
MGM Resorts International,
5.250%, 03/31/20[1]	260,000	268,450
6.750%, 10/01/20	145,000	161,131
7.750%, 03/15/22[1]	90,000	104,850
8.625%, 02/01/19	50,000	60,125
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., (7.500% Cash or 8.250% PIK), 7.500%, 08/01/18 (a)[6]	40,000	41,400
Michaels Stores, Inc., 7.750%, 11/01/18	135,000	144,956
Micron Technology, Inc., 5.875%, 02/15/22 (a)	20,000	21,000
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC,
9.250%, 06/01/21	40,000	42,000
10.750%, 10/01/20[1]	45,000	49,950
Mueller Water Products, Inc., 8.750%, 09/01/20	30,000	33,675
Neiman Marcus Group, Ltd., Inc., 8.000%, 10/15/21 (a)	40,000	44,150
Neiman Marcus Group, Ltd., Inc. (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[6]	40,000	44,400
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	76,125
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	85,000	91,800
The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21 (a)	30,000	31,463
Nielsen Finance LLC / Nielsen Finance Co.,
4.500%, 10/01/20[1]	20,000	20,250
5.000%, 04/15/22 (a)	30,000	30,225
NII International Telecom SCA, 7.875%, 08/15/19 (a)	40,000	27,400
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	35,000	32,463
Novelis, Inc., 8.375%, 12/15/17	65,000	69,631
NXP, B.V. / NXP Funding LLC, 5.750%, 02/15/21 (a)	200,000	214,000
Oasis Petroleum, Inc., 6.875%, 03/15/22 (a)	50,000	54,375

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Oshkosh Corp.,
5.375%, 03/01/22 (a)	$5,000	$5,113
8.500%, 03/01/20	35,000	38,588
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	50,000	51,406
PAETEC Holding Corp., 9.875%, 12/01/18	95,000	104,738
Party City Holdings, Inc., 8.875%, 08/01/20	130,000	145,438
PC Nextco Holdings LLC / PC Nextco Finance, Inc., (8.750% Cash or 9.500% PIK), 8.750%, 08/15/19 (a)[6]	30,000	31,163
Peabody Energy Corp., 6.250%, 11/15/21[1]	110,000	110,825
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	80,000	86,200
Plains Exploration & Production Co.,
6.500%, 11/15/20	155,000	171,469
6.875%, 02/15/23	80,000	89,400
PNK Finance Corp., 6.375%, 08/01/21 (a)	20,000	20,900
Polymer Group, Inc., 7.750%, 02/01/19	115,000	123,625
PolyOne Corp., 7.375%, 09/15/20	70,000	76,913
Polypore International, Inc., 7.500%, 11/15/17	45,000	47,756
Post Holdings, Inc.,
6.750%, 12/01/21 (a)	50,000	53,063
7.375%, 02/15/22 (a)	20,000	21,600
7.375%, 02/15/22	130,000	140,400
QR Energy, L.P. / QRE Finance Corp., 9.250%, 08/01/20	60,000	64,500
Quebecor Media, Inc., 5.750%, 01/15/23	180,000	181,350
Quebecor World, Escrow, 0.000%, 08/01/27[7]	165,000	2,475
Qwest Capital Funding, Inc., 7.750%, 02/15/31	40,000	39,900
Radio Systems Corp., 8.375%, 11/01/19 (a)	65,000	72,150
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	31,500
Regal Entertainment Group, 5.750%, 03/15/22[1]	20,000	20,650
Regency Energy Partners, L.P. / Regency Energy Finance Corp.,
5.500%, 04/15/23	45,000	45,563
5.875%, 03/01/22	20,000	20,800
Reichhold Industries, Inc., (9.000% Cash or 11.000% PIK), 9.000%, 05/08/17 (a)[6]	143,172	98,073
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	40,000	39,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	145,000	152,613
9.000%, 04/15/19	355,000	381,625
9.875%, 08/15/19	200,000	224,500
RHP Hotel Properties, L.P. / RHP Finance Corp., 5.000%, 04/15/21	25,000	25,313
Rite Aid Corp., 9.250%, 03/15/20	35,000	40,031
RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21 (a)	55,000	59,675
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	40,000	41,500
RSI Home Products, Inc., 6.875%, 03/01/18 (a)	30,000	32,325
Sabine Pass Liquefaction LLC, 6.250%, 03/15/22 (a)	100,000	104,375
Sabre GLBL, Inc., 8.500%, 05/15/19 (a)	180,000	199,575

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Sally Holdings LLC / Sally Capital, Inc.,
5.500%, 11/01/23	$20,000	$20,400
5.750%, 06/01/22	35,000	37,188
6.875%, 11/15/19	75,000	82,500
SandRidge Energy, Inc.,
7.500%, 03/15/21	45,000	48,263
8.125%, 10/15/22	95,000	104,025
SBA Telecommunications, Inc.,
5.750%, 07/15/20	45,000	47,363
8.250%, 08/15/19	44,000	46,915
Schaeffler Finance, B.V., 8.500%, 02/15/19 (a)	200,000	224,250
The Scotts Miracle-Gro Co., 6.625%, 12/15/20[1]	60,000	65,175
Sealed Air Corp.,
6.500%, 12/01/20 (a)	30,000	33,225
8.375%, 09/15/21 (a)	85,000	98,281
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	135,000	145,294
Service Corp. International,
7.000%, 06/15/17	60,000	67,530
7.000%, 05/15/19	50,000	53,187
7.500%, 04/01/27	115,000	122,475
ServiceMaster Co., 7.000%, 08/15/20	60,000	63,825
Sinclair Television Group, Inc.,
5.375%, 04/01/21	85,000	84,788
6.125%, 10/01/22	30,000	30,525
Sirius XM Holdings, Inc.,
4.250%, 05/15/20 (a)	100,000	98,000
4.625%, 05/15/23 (a)	10,000	9,450
5.750%, 08/01/21 (a)[1]	60,000	62,700
Spectrum Brands, Inc.,
6.375%, 11/15/20	25,000	27,188
6.625%, 11/15/22	25,000	27,344
6.750%, 03/15/20	60,000	65,175
Sprint Capital Corp., 8.750%, 03/15/32	415,000	458,575
Sprint Communications, Inc.,
7.000%, 03/01/20 (a)	30,000	34,725
9.000%, 11/15/18 (a)	180,000	220,500
Sprint Corp.,
7.250%, 09/15/21 (a)	40,000	43,750
7.875%, 09/15/23 (a)	250,000	275,625
SSI Investments II, Ltd. / SSI Co-Issuer LLC, 11.125%, 06/01/18	100,000	107,125
SunGard Data Systems, Inc.,
6.625%, 11/01/19	70,000	74,375
7.375%, 11/15/18	37,000	39,266
7.625%, 11/15/20	20,000	22,025

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	$12,000	$13,680
Tempur Sealy International, Inc., 6.875%, 12/15/20	45,000	49,444
Tenet Healthcare Corp.,
4.750%, 06/01/20	100,000	101,250
6.000%, 10/01/20 (a)	90,000	96,469
8.000%, 08/01/20	205,000	224,475
8.125%, 04/01/22	130,000	145,600
Terex Corp.,
6.000%, 05/15/21	100,000	107,500
6.500%, 04/01/20	60,000	65,550
Tervita Corp., 8.000%, 11/15/18 (a)	65,000	65,975
Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20 (a)	40,000	42,000
5.875%, 10/01/20	55,000	57,750
6.125%, 10/15/21	45,000	47,925
T-Mobile USA, Inc.,
6.250%, 04/01/21	45,000	47,756
6.633%, 04/28/21	45,000	48,544
6.731%, 04/28/22	165,000	177,375
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	70,000	75,250
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19	80,000	86,100
Triumph Group, Inc., 4.875%, 04/01/21	70,000	69,300
tw telecom holdings, Inc., 5.375%, 10/01/22	55,000	56,306
UCI International, Inc., 8.625%, 02/15/19	110,000	107,250
United Rentals North America, Inc.,
7.375%, 05/15/20	50,000	55,437
7.625%, 04/15/22	25,000	28,156
8.250%, 02/01/21	185,000	207,894
8.375%, 09/15/20[1]	15,000	16,688
9.250%, 12/15/19	35,000	38,694
United Surgical Partners International, Inc., 9.000%, 04/01/20	90,000	100,350
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	161,250
UPCB Finance VI, Ltd., 6.875%, 01/15/22 (a)	150,000	164,250
Vail Resorts, Inc., 6.500%, 05/01/19	130,000	136,906
Valeant Pharmaceuticals International,
6.750%, 08/15/21 (a)	100,000	108,250
7.000%, 10/01/20 (a)	55,000	59,813
7.250%, 07/15/22 (a)	170,000	188,700
7.500%, 07/15/21 (a)	210,000	237,300
Videotron, Ltd., 5.000%, 07/15/22	20,000	20,150
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (a)	200,000	207,500
Visteon Corp., 6.750%, 04/15/19	82,000	86,408

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 84.7% (continued)
Vulcan Materials Co.,
7.000%, 06/15/18	$10,000	$11,580
7.500%, 06/15/21	65,000	76,862
Watco Cos LLC / Watco Finance Corp., 6.375%, 04/01/23 (a)	40,000	40,800
Whiting Petroleum Corp., 5.750%, 03/15/21	150,000	161,625
The William Carter Co., 5.250%, 08/15/21 (a)	15,000	15,506
Wind Acquisition Finance SA, 7.250%, 02/15/18 (a)	200,000	212,000
Windstream Corp.,
6.375%, 08/01/23	55,000	53,900
7.500%, 04/01/23	100,000	105,500
7.750%, 10/15/20	15,000	16,163
7.750%, 10/01/21	120,000	129,600
WMG Acquisition Corp.,
5.625%, 04/15/22 (a)	5,000	5,088
6.000%, 01/15/21 (a)	31,000	32,473
6.750%, 04/15/22 (a)	25,000	25,281
11.500%, 10/01/18	35,000	39,865
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 01/01/20	60,000	66,075
Total Industrials		31,660,159

Utilities - 1.1%
The AES Corp.,
4.875%, 05/15/23	25,000	24,000
7.375%, 07/01/21	125,000	143,125
8.000%, 06/01/20	15,000	17,775
Calpine Corp., 7.500%, 02/15/21 (a)	97,000	106,457
NRG Energy, Inc.,
6.250%, 07/15/22 (a)	55,000	56,788
7.875%, 05/15/21	20,000	22,100
8.250%, 09/01/20	30,000	33,075
Total Utilities		403,320
Total Corporate Bonds and Notes (cost $32,930,856)		34,499,588

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 9.6%
Repurchase Agreements - 3.9%[2]
Bank of Nova Scotia, dated 03/31/14, due 04/01/14, 0.060%, total to be received $451,029 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 06/15/14 - 11/15/42, totaling $460,049)	$451,028	$451,028
Citigroup Global Markets, Inc., dated 03/31/14, due 04/01/14, 0.090%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 04/03/14 - 02/15/41, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,451,028

	Shares
Other Investment Companies - 5.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	2,118,536	2,118,536
Total Short-Term Investments (cost $3,569,564)		3,569,564
Total Investments - 102.9% (cost $36,860,497)		38,448,952
Other Assets, less Liabilities - (2.9)%		(1,069,129)
Net Assets - 100.0%		$37,379,823

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Principal Amount	Value
Corporate Bonds and Notes - 59.6%
Financials - 14.6%
American Tower Corp., 7.250%, 05/15/19	$1,120,000	$1,333,255
Associates Corp. of North America, 6.950%, 11/01/18	650,000	774,474
Bank of America Corp., Series M, 8.125%, 12/29/49[5]	520,000	596,946
General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	650,000	763,963
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,430,000	1,661,175
International Lease Finance Corp., 8.250%, 12/15/20	550,000	666,595
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[5]	1,135,000	1,288,225
Morgan Stanley, Series GMTN, 5.500%, 07/28/21	750,000	848,696
The PNC Financial Services Group, Inc., 6.750%, 07/29/49[1,5]	1,190,000	1,302,958
Wells Fargo & Co., Series K, 7.980%, 03/29/49[5]	1,115,000	1,272,494
Weyerhaeuser Co., 8.500%, 01/15/25	1,200,000	1,576,249
Total Financials		12,085,030

Industrials - 45.0%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22[1]	600,000	653,250
ArcelorMittal, 10.350%, 06/01/19 (b)	530,000	673,763
Boston Scientific Corp., 6.000%, 01/15/20	730,000	838,904
Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.625%, 01/15/22	600,000	638,250
CBS Corp., 8.875%, 05/15/19	630,000	808,580
CenturyLink, Inc., Series S, 6.450%, 06/15/21[1]	605,000	653,400
CF Industries, Inc., 7.125%, 05/01/20	1,335,000	1,589,261
Chesapeake Energy Corp., 6.125%, 02/15/21	615,000	673,425
Chrysler Group LLC / CG Co.-Issuer, Inc., 8.250%, 06/15/21 (a)	500,000	568,125
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	500,000	515,000
Comcast Corp., 7.050%, 03/15/33	660,000	859,936
Continental Resources, Inc., 5.000%, 09/15/22	600,000	630,750
CRH America, Inc., 8.125%, 07/15/18	685,000	837,226
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.200%, 03/15/20	1,000,000	1,096,403
Domtar Corp., 10.750%, 06/01/17	675,000	848,046
Energy Transfer Equity, L.P., 7.500%, 10/15/20	570,000	654,788
Ford Motor Co., 7.450%, 07/16/31	670,000	861,976
Frontier Communications Corp., 8.500%, 04/15/20	565,000	659,638
The Gap, Inc., 5.950%, 04/12/21	755,000	851,306
General Motors Co., 6.250%, 10/02/43 (a)	750,000	815,625
Georgia-Pacific LLC, 8.000%, 01/15/24	645,000	849,093
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20	650,000	682,500
Host Hotels & Resorts, L.P., 4.750%, 03/01/23	815,000	853,943
International Paper Co., 7.500%, 08/15/21	675,000	850,484
L-3 Communications Corp., 4.950%, 02/15/21	1,185,000	1,271,042
Lear Corp.,
4.750%, 01/15/23 (a)	600,000	588,000
5.375%, 03/15/24[1]	350,000	357,875
Lubrizol Corp., 8.875%, 02/01/19	650,000	840,519

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 45.0% (continued)
The Mosaic Co., 4.250%, 11/15/23	$840,000	$863,398
NuStar Logistics, L.P., 6.750%, 02/01/21	280,000	304,150
Offshore Group Investment, Ltd., 7.500%, 11/01/19	500,000	535,000
Owens Corning, 4.200%, 12/15/22	855,000	849,454
Plains Exploration & Production Co., 6.750%, 02/01/22	425,000	471,750
QVC, Inc., 5.125%, 07/02/22	830,000	862,490
Rio Tinto Finance USA, Ltd., 9.000%, 05/01/19	970,000	1,263,138
The Ryland Group, Inc., 6.625%, 05/01/20	650,000	710,125
Teck Resources, Ltd., 6.125%, 10/01/35	1,250,000	1,290,025
Teekay Corp., 8.500%, 01/15/20	550,000	628,375
Thompson Creek Metals Co., Inc., 9.750%, 12/01/17	525,000	584,062
T-Mobile USA, Inc., 6.633%, 04/28/21	250,000	269,687
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	550,000	591,250
United Continental Holdings, Inc., 6.375%, 06/01/18	675,000	729,844
United Rentals North America, Inc., 8.250%, 02/01/21	550,000	618,063
Valero Energy Corp., 9.375%, 03/15/19	645,000	840,207
Verizon Communications, Inc., 5.150%, 09/15/23	780,000	855,181
Weatherford International, Ltd./Bermuda, 9.625%, 03/01/19	980,000	1,273,521
The Williams Cos, Inc., 8.750%, 03/15/32	1,345,000	1,625,404
Total Industrials		37,186,232
Total Corporate Bonds and Notes (cost $49,017,714)		49,271,262

Municipal Bonds - 6.5%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,175,000	1,633,814
Illinois State General Obligation, 5.365%, 03/01/17	1,150,000	1,259,917
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	745,000	718,836
Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	685,000	868,840
New Jersey Economic Development Authority, 7.425%, 02/15/29 (National Insured)[8]	685,000	873,368
Total Municipal Bonds (cost $5,479,982)		5,354,775

U.S. Government and Agency Obligations - 32.4%
Federal Home Loan Mortgage Corporation - 7.6%
FHLMC Gold Pool, 5.000%, 06/01/26 to 10/01/36	5,799,125	6,266,033
Federal National Mortgage Association - 24.4%
FNMA,
4.500%, 05/01/39	3,800,694	4,078,321
5.000%, 08/01/35	1,748,006	1,910,308
5.500%, 05/01/25 to 02/01/39	8,753,704	9,690,844
6.000%, 06/01/36 to 10/01/39	4,023,470	4,498,260
Total Federal National Mortgage Association		20,177,733

U.S. Treasury Obligations - 0.4%
United States Treasury Notes, 3.500%, 05/15/20	350,000	379,244
Total U.S. Government and Agency Obligations (cost $26,626,000)		26,823,010

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.2%
Repurchase Agreements - 2.1%[2]
Bank of Nova Scotia, dated 03/31/14, due 04/01/14, 0.070%, total to be received $743,392 (collateralized by various U.S. Government Agency Obligations, 1.000% - 6.500%, 01/31/16 - 11/01/43, totaling $758,260)	$743,391	$743,391
Citigroup Global Markets, Inc., dated 03/31/14, due 04/01/14, 0.090%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.625%, 04/03/14 - 02/15/41, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,743,391

	Shares
Other Investment Companies - 1.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	901,811	901,811
Total Short-Term Investments (cost $2,645,202)		2,645,202
Total Investments - 101.7% (cost $83,768,898)		84,094,249
Other Assets, less Liabilities - (1.7)%		(1,437,275)
Net Assets - 100.0%		$82,656,974

Managers Short Duration Government Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 0.0%#
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A5, 1.234%, 12/25/34 (04/25/14)[4,9] (cost $186,987)	$186,650	$184,312

Mortgage-Backed Securities - 8.8%
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	30,081	30,153
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2004-6, Class A5, 4.811%, 12/10/42	3,540,000	3,574,784
Series 2005-6, Class A4, 5.182%, 09/10/47[5]	2,786,000	2,940,603
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4, Class A3, 5.468%, 06/11/41[5]	737,356	737,920
Series 2004-T16, Class A6, 4.750%, 02/13/46[5]	2,392,706	2,430,436
Series 2005-PWR7, Class A3, 5.116%, 02/11/41[5]	1,375,000	1,407,329
Series 2006-T22, Class A4, 5.576%, 04/12/38[5]	1,750,318	1,879,212
CD Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.216%, 07/15/44[5]	598,428	628,301
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A4, 4.860%, 05/15/43	504,706	516,413
Commercial Mortgage Trust,
Series 2004-LB3A, Class A5, 5.468%, 07/10/37[5]	124,023	124,206
Series 2005-C6, Class A5A, 5.116%, 06/10/44[5]	597,798	623,834
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.654%, 02/25/35 (04/25/14)[4,9,10]	660,946	240,814
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.569%, 08/10/42	477,753	477,288
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 07/10/39	3,049,641	3,135,360
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C2, Class A3, 5.546%, 05/15/41[5]	100,622	100,505
Series 2004-C3, Class A5, 4.878%, 01/15/42	3,870,000	3,941,409
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-PNC1, Class A4, 5.658%, 06/12/41[5]	254,411	254,735
LB-UBS Commercial Mortgage Trust,
Series 2004-C6, Class A6, 5.020%, 08/15/29[5]	393,676	396,508
Series 2004-C8, Class A6, 4.799%, 12/15/29[5]	229,162	231,643
Series 2005-C5, Class A4, 4.954%, 09/15/30	1,246,872	1,296,745
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.720%, 11/15/26[5]	1,184,867	1,251,438
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A4, 5.204%, 09/12/42[5]	2,500,000	2,555,007
Morgan Stanley Capital I Trust,
Series 2005-HQ5, Class A4, 5.168%, 01/14/42	711,841	727,178
Series 2006-HQ8, Class A4, 5.418%, 03/12/44[5]	1,778,177	1,887,579
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7, 5.118%, 07/15/42[5]	1,872,879	1,956,650
Series 2005-C22, Class A4, 5.289%, 12/15/44[5]	1,505,000	1,593,658
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.504%, 01/25/45 (04/25/14)[4]	505,157	467,065
Total Mortgage-Backed Securities (cost $36,411,832)		35,406,773

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 83.6%
Federal Home Loan Mortgage Corporation - 34.8%
FHLMC,
2.007%, 09/01/35 (06/15/14)[4,9]	$2,152,859	$2,251,904
2.125%, 11/01/33 (06/15/14)[4,9]	1,080,334	1,129,014
2.344%, 10/01/33 (06/15/14)[4,9]	1,418,520	1,510,281
2.348%, 10/01/28 (06/15/14)[4]	55,768	58,198
2.350%, 10/01/33 to 11/01/33 (06/15/14)[4,9]	3,685,637	3,929,579
2.355%, 12/01/33 (06/15/14)[4,9]	1,993,467	2,103,488
2.357%, 07/01/34 (06/15/14)[4,9]	344,591	357,708
2.375%, 12/01/32 to 05/01/34 (06/15/14)[4,9]	6,997,643	7,426,835
2.541%, 09/01/33 (06/15/14)[4,9]	2,726,291	2,896,631
2.569%, 02/01/23 (06/15/14)[4]	365,584	376,877
2.618%, 06/01/35 (06/15/14)[4,9]	857,107	923,234
2.838%, 02/01/37 (06/15/14)[4,9]	879,071	937,877
FHLMC Gold Pool,
4.000%, 05/01/24 to 11/01/26	10,426,877	11,044,761
4.500%, 10/01/18 to 07/01/26	30,875,916	33,001,499
4.500%, TBA 30yr11	400,000	424,937
5.000%, 09/01/17 to 06/01/26[9]	14,936,679	15,901,896
5.500%, 05/01/17 to 05/01/38[9]	28,557,604	30,970,706
6.000%, 06/01/16 to 01/01/24[9]	7,665,961	8,284,336
6.500%, 03/01/18 to 10/01/23[9]	706,654	759,956
7.000%, 06/01/17 to 07/01/19[9]	427,430	449,522
7.500%, 04/01/15 to 03/01/33	459,050	535,431
FHLMC REMICS,
Series 2091, Class PG, 6.000%, 11/15/28	296,962	329,790
Series 2132, Class PE, 6.000%, 03/15/29	466,508	516,311
Series 2429, Class HB, 6.500%, 12/15/23	696,297	774,065
Series 2554, Class HA, 4.500%, 04/15/32	459,367	466,262
Series 2627, Class BM, 4.500%, 06/15/18	243,382	256,277
Series 2628, Class GQ, 3.140%, 11/15/17	4,621	4,619
Series 2631, Class PD, 4.500%, 06/15/18	81,781	86,540
Series 2635, Class DG, 4.500%, 01/15/18	86,217	87,010
Series 2654, Class OG, 5.000%, 02/15/32	59,641	59,843
Series 2682, Class LC, 4.500%, 07/15/32	1,199,066	1,241,959
Series 2683, Class JB, 4.000%, 09/15/18	427,132	448,412
Series 2709, Class PE, 5.000%, 12/15/22	262,115	268,378
Series 2751, Class NE, 5.000%, 06/15/32	396,092	397,329
Series 2763, Class JD, 3.500%, 10/15/18	283,004	288,635
Series 2786, Class BC, 4.000%, 04/15/19	268,797	282,957
Series 2809, Class UC, 4.000%, 06/15/19	288,788	303,200
Series 2877, Class PA, 5.500%, 07/15/33	265,073	278,797
Series 2890, Class KC, 4.500%, 02/15/19	42,356	42,460
Series 2935, Class LM, 4.500%, 02/15/35	935,081	988,139

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 34.8% (continued)
FHLMC REMICS,
Series 2986, Class KL, 4.570%, 11/15/19	$940,380	$948,517
Series 3000, Class PB, 3.900%, 01/15/23	74,075	75,373
Series 3033, Class CI, 5.500%, 01/15/35	523,324	546,863
Series 3117, Class PL, 5.000%, 08/15/34	750,145	767,986
Series 3535, Class CA, 4.000%, 05/15/24	268,598	280,876
Series 3609, Class LA, 4.000%, 12/15/24	388,982	409,580
Series 3632, Class AG, 4.000%, 06/15/38	423,920	443,335
Series 3640, Class JA, 1.500%, 03/15/15	491,149	492,049
Series 3653, Class JK, 5.000%, 11/15/38	388,753	419,555
Series 3683, Class AD, 2.250%, 06/15/20	1,391,738	1,411,845
Series 3756, Class DA, 1.200%, 11/15/18	1,055,721	1,060,746
Series 3846, Class CK, 1.500%, 09/15/20	434,804	439,442
Series 3876, Class GA, 1.000%, 06/15/26	1,136,556	1,145,681
Total Federal Home Loan Mortgage Corporation		140,837,501

Federal National Mortgage Association - 39.8%
FNMA,
1.874%, 08/01/34(05/25/14)[4]	427,531	450,659
1.875%, 02/01/33(05/25/14)[4]	1,702,029	1,796,916
1.887%, 01/01/24(05/25/14)[4,9]	872,712	894,110
1.899%, 01/01/35(05/25/14)[4]	1,097,882	1,153,534
1.915%, 02/01/35(05/25/14)[4]	6,291,524	6,590,340
1.916%, 01/01/35(05/25/14)[4]	1,820,288	1,916,351
1.925%, 03/01/36(05/25/14)[4]	1,158,204	1,230,773
1.934%, 11/01/34(05/25/14)[4]	639,050	669,952
1.935%, 08/01/33 to 01/01/35 (05/25/14)[4]	4,338,136	4,563,394
1.975%, 06/01/34(05/25/14)[4]	1,191,549	1,265,673
2.050%, 09/01/33(05/25/14)[4,9]	942,904	980,130
2.137%, 02/01/36(05/25/14)[4]	3,605,761	3,808,055
2.150%, 01/01/34(05/25/14)[4]	843,842	884,398
2.152%, 08/01/35(05/25/14)[4]	652,514	688,335
2.218%, 12/01/33(05/25/14)[4]	751,868	803,897
2.228%, 03/01/34(05/25/14)[4]	335,928	358,077
2.238%, 01/01/36(05/25/14)[4]	93,133	98,823
2.244%, 05/01/33(05/25/14)[4]	2,549,216	2,693,433
2.250%, 03/01/33(05/25/14)[4]	635,688	675,214
2.272%, 10/01/35(05/25/14)[4]	1,884,901	2,001,374
2.296%, 07/01/34(05/25/14)[4]	1,864,833	1,977,920
2.300%, 02/01/37(05/25/14)[4]	527,772	561,199
2.302%, 12/01/34(05/25/14)[4]	3,306,904	3,516,790
2.314%, 09/01/33(05/25/14)[4]	830,400	879,701
2.318%, 06/01/33(05/25/14)[4]	525,443	556,645
2.320%, 01/01/33(05/25/14)[4]	34,591	36,640
2.327%, 01/01/26(05/25/14)[4]	357,989	371,773

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.8% (continued)
FNMA,
2.331%, 08/01/34 (05/25/14)[4]	$434,653	$461,060
2.347%, 08/01/35 (05/25/14)[4]	1,753,506	1,863,395
2.353%, 01/01/25 (05/25/14)[4]	537,841	570,762
2.364%, 08/01/36 (05/25/14)[4]	259,259	275,242
2.369%, 05/01/34 (05/25/14)[4]	2,369,674	2,515,192
2.426%, 01/01/34 (05/25/14)[4]	2,737,063	2,908,112
2.427%, 12/01/34 to 09/01/37 (05/25/14)[4]	3,033,569	3,220,398
2.451%, 01/01/33 (05/25/14)[4]	1,192,267	1,269,945
2.457%, 04/01/34 (05/25/14)[4]	731,821	782,581
2.472%, 04/01/34 (05/25/14)[4]	863,143	917,225
2.480%, 06/01/35 (05/25/14)[4]	199,732	211,796
2.482%, 06/01/35 to 01/01/36 (05/25/14)[4]	287,904	308,356
2.485%, 11/01/34 (05/25/14)[4]	4,938,108	5,264,727
2.505%, 01/01/36 (05/25/14)[4]	4,840,183	5,174,571
2.507%, 05/01/36 (05/25/14)[4]	105,324	112,187
2.636%, 06/01/34 (05/25/14)[4]	3,044,375	3,258,124
3.000%, TBA 15yr11	4,800,000	4,930,500
4.000%, 10/01/21 to 12/01/26	691,478	732,750
4.500%, 10/01/19 to 06/01/26	3,631,187	3,887,167
4.500%, TBA 30yr11	1,600,000	1,701,000
5.000%, 03/01/18 to 03/01/25[9]	13,465,469	14,414,323
5.500%, 10/01/17 to 07/01/26[9]	21,819,367	23,539,507
6.000%, 03/01/17 to 07/01/25[9]	11,503,943	12,464,246
6.500%, 04/01/17 to 08/01/32[9]	1,158,699	1,249,330
7.000%, 09/01/14 to 11/01/22	3,178,391	3,519,244
7.500%, 08/01/33 to 09/01/33	99,326	115,362
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.394%, 05/25/32 (04/25/14)[4]	360,674	354,654
Series 2003-T4, Class 1A, 0.374%, 09/26/33 (04/28/14)[4]	14,890	14,747
FNMA REMICS,
Series 1994-76, Class J, 5.000%, 04/25/24	287,265	299,790
Series 2001-63, Class FA, 0.706%, 12/18/31 (04/18/14)[4,10]	694,707	703,090
Series 2002-47, Class FD, 0.554%, 08/25/32 (04/25/14)[4,10]	671,720	676,736
Series 2002-56, Class UC, 5.500%, 09/25/17	462,584	488,435
Series 2002-74, Class FV, 0.604%, 11/25/32 (04/25/14)[4]	1,198,067	1,208,408
Series 2003-2, Class FA, 0.654%, 02/25/33 (04/25/14)[4]	658,187	664,119
Series 2003-3, Class HJ, 5.000%, 02/25/18	239,329	253,158
Series 2003-64, Class YA, 3.000%, 05/25/23	249,858	256,280
Series 2003-69, Class GH, 3.250%, 12/25/31	230,213	232,258
Series 2004-1, Class AC, 4.000%, 02/25/19	165,630	173,309
Series 2004-21, Class AE, 4.000%, 04/25/19	632,402	662,649
Series 2004-27, Class HB, 4.000%, 05/25/19	329,887	349,935
Series 2004-78, Class AC, 5.000%, 05/25/32	399,436	404,783

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.8% (continued)
FNMA REMICS,
Series 2005-8, Class EB, 4.500%, 07/25/19	$16,644	$16,637
Series 2005-13, Class AF, 0.554%, 03/25/35 (04/25/14)[4,9]	1,081,119	1,083,553
Series 2005-19, Class PA, 5.500%, 07/25/34	208,680	228,913
Series 2005-29, Class TC, 5.000%, 04/25/35	152,304	155,419
Series 2005-51, Class ND, 5.500%, 11/25/33	306,217	308,849
Series 2005-58, Class EP, 5.500%, 07/25/35	506,466	552,141
Series 2005-68, Class PB, 5.750%, 07/25/35	127,398	138,165
Series 2005-68, Class PC, 5.500%, 07/25/35	442,604	477,790
Series 2005-100, Class GC, 5.000%, 12/25/34	891,441	913,209
Series 2006-18, Class PD, 5.500%, 08/25/34	165,804	171,491
Series 2007-56, Class FN, 0.524%, 06/25/37 (04/25/14)[4]	401,211	401,043
Series 2007-65, Class GB, 5.000%, 10/25/33	409,110	413,444
Series 2007-69, Class AB, 5.500%, 12/25/32	210,729	216,644
Series 2008-18, Class HD, 4.000%, 12/25/18	2,023,274	2,111,521
Series 2008-59, Class KB, 4.500%, 07/25/23	318,810	337,132
Series 2008-81, Class KA, 5.000%, 10/25/22	71,123	72,321
Series 2009-55, Class PC, 5.000%, 09/25/36	126,710	127,627
Series 2010-12, Class AC, 2.500%, 12/25/18	245,318	251,353
Series 2010-67, Class LP, 3.250%, 10/25/37	158,892	159,769
Series 2011-40, Class DK, 4.000%, 11/25/37	687,017	699,004
Series 2011-44, Class AG, 1.500%, 02/25/21	407,736	407,405
Series 2011-60, Class UC, 2.500%, 09/25/39	663,662	674,671
Series 2011-60, Class UE, 3.000%, 09/25/39	1,611,362	1,651,724
FNMA Whole Loan,
Series 2003-W1, Class 2A, 6.677%, 12/25/42[5]	22,426	26,168
Series 2003-W4, Class 4A, 7.062%, 10/25/42[5,9]	588,188	674,936
Series 2003-W13, Class AV2, 0.434%, 10/25/33 (04/25/14)[4,10]	42,046	40,170
Series 2004-W5, Class F1, 0.604%, 02/25/47 (04/25/14)[4]	594,740	596,630
Series 2004-W14, Class 1AF, 0.554%, 07/25/44 (04/25/14)[4,9]	2,388,930	2,339,592
Series 2005-W2, Class A1, 0.354%, 05/25/35 (04/25/14)[4,9]	2,026,907	2,001,304
Total Federal National Mortgage Association		161,082,184

Government National Mortgage Association - 3.6%
GNMA,
0.705%, 11/16/30 to 01/16/40 (04/16/14)[4]	2,340,497	2,360,848
1.625%, 12/20/21 to 03/20/37 (05/20/14)[4,9]	6,942,877	7,218,622
2.000%, 06/20/22 (05/20/14)[4]	63,743	66,553
2.500%, 07/20/18 to 08/20/21 (05/20/14)[4]	60,358	63,158
2.750%, 10/20/17 (05/20/14)[4,9]	21,345	22,325
3.000%, 11/20/17 to 03/20/21 (05/20/14)[4]	79,195	82,621
3.500%, 07/20/18 (05/20/14)[4]	26,569	27,986
4.000%, 09/15/18	409,691	433,843
4.500%, 04/15/18 to 07/15/24	2,362,242	2,487,112

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 3.6% (continued)
GNMA,
5.000%, 06/20/19 to 04/20/20	$520,968	$557,066
5.500%, 03/15/17 to 06/15/18	1,310,625	1,390,599
9.500%, 12/15/17	3,499	3,790
Total Government National Mortgage Association		14,714,523

Interest Only Strips - 2.3%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[10]	144,659	30,604
Series 233, Class 5, 4.500%, 09/15/35	76,011	13,649
FHLMC REMICS,
Series 2530, Class QI, 6.845%, 01/15/32 (04/15/14)[4]	198,150	35,294
Series 2637, Class SI, 5.845%, 06/15/18 (04/15/14)[4]	167,404	11,141
Series 2649, Class IM, 7.000%, 07/15/33	515,086	119,780
Series 2763, Class KS, 6.495%, 10/15/18 (04/15/14)[4]	347,175	17,051
Series 2877, Class GS, 6.545%, 11/15/18 (04/15/14)[4,10]	1,207	3
Series 2922, Class SE, 6.595%, 02/15/35 (04/15/14)[4]	355,675	60,910
Series 2934, Class HI, 5.000%, 02/15/20	128,334	12,936
Series 2934, Class KI, 5.000%, 02/15/20	81,860	7,529
Series 2965, Class SA, 5.895%, 05/15/32 (04/15/14)[4]	854,134	133,141
Series 2967, Class JI, 5.000%, 04/15/20	389,998	36,402
Series 2980, Class SL, 6.545%, 11/15/34 (04/15/14)[4]	457,982	90,694
Series 2981, Class SU, 7.645%, 05/15/30 (04/15/14)[4]	413,574	80,519
Series 3031, Class BI, 6.535%, 08/15/35 (04/15/14)[4]	1,132,662	226,392
Series 3065, Class DI, 6.465%, 04/15/35 (04/15/14)[4]	990,810	174,628
Series 3114, Class GI, 6.445%, 02/15/36 (04/15/14)[4]	1,671,505	328,374
Series 3308, Class S, 7.045%, 03/15/32 (04/15/14)[4]	795,761	143,786
Series 3424, Class XI, 6.415%, 05/15/36 (04/15/14)[4]	863,002	152,859
Series 3489, Class SD, 7.645%, 06/15/32 (04/15/14)[4]	430,360	88,109
Series 3606, Class SN, 6.095%, 12/15/39 (04/15/14)[4]	1,183,562	183,008
Series 3685, Class EI, 5.000%, 03/15/19	1,336,832	91,852
Series 3731, Class IO, 5.000%, 07/15/19	625,267	43,052
Series 3882, Class AI, 5.000%, 06/15/26	294,867	24,556
Series 3995, Class KI, 3.500%, 02/15/27	1,349,986	172,039
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[10]	9,107	817
Series 306, Class IO, 8.000%, 05/01/30[10]	107,688	21,504
Series 365, Class 4, 5.000%, 04/01/36	109,832	21,383
FNMA REMICS,
Series 2001-82, Class S, 7.676%, 05/25/28 (04/25/14)[4,10]	363,797	84,320
Series 2003-48, Class SJ, 5.846%, 06/25/18 (04/25/14)[4]	217,038	14,640
Series 2003-73, Class SM, 6.446%, 04/25/18 (04/25/14)[4]	192,534	10,309
Series 2004-49, Class SQ, 6.896%, 07/25/34 (04/25/14)[4]	294,829	55,991
Series 2004-51, Class SX, 6.966%, 07/25/34 (04/25/14)[4]	495,334	100,187

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
FNMA REMICS,
Series 2004-64, Class SW, 6.896%, 08/25/34 (04/25/14)[4]	$1,280,499	$240,991
Series 2004-66, Class SE, 6.346%, 09/25/34 (04/25/14)[4]	206,831	35,257
Series 2005-5, Class SD, 6.546%, 01/25/35 (04/25/14)[4]	403,562	71,921
Series 2005-12, Class SC, 6.596%, 03/25/35 (04/25/14)[4]	485,223	86,176
Series 2005-45, Class SR, 6.566%, 06/25/35 (04/25/14)[4]	1,145,975	192,603
Series 2005-65, Class KI, 6.846%, 08/25/35 (04/25/14)[4]	2,590,009	490,002
Series 2005-66, Class GS, 6.696%, 07/25/20 (04/25/14)[4]	221,608	26,718
Series 2005-67, Class SM, 5.996%, 08/25/35 (04/25/14)[4]	220,076	33,676
Series 2006-3, Class SA, 5.996%, 03/25/36 (04/25/14)[4]	514,091	88,191
Series 2007-75, Class JI, 6.391%, 08/25/37 (04/25/14)[4]	283,027	44,202
Series 2007-85, Class SI, 6.306%, 09/25/37 (04/25/14)[4]	560,391	86,323
Series 2008-86, Class IO, 4.500%, 03/25/23	1,283,220	87,350
Series 2008-87, Class AS, 7.496%, 07/25/33 (04/25/14)[4]	1,614,357	311,702
Series 2010-37, Class GI, 5.000%, 04/25/25	1,796,682	114,426
Series 2010-65, Class IO, 5.000%, 09/25/20	1,793,530	146,513
Series 2010-68, Class SJ, 6.396%, 07/25/40 (04/25/14)[4]	544,316	100,355
Series 2010-105, Class IO, 5.000%, 08/25/20	885,971	81,616
Series 2010-121, Class IO, 5.000%, 10/25/25	718,613	57,484
Series 2011-69, Class AI, 5.000%, 05/25/18	2,112,405	135,655
Series 2011-88, Class WI, 3.500%, 09/25/26	1,553,070	210,070
Series 2011-124, Class IC, 3.500%, 09/25/21	2,540,375	202,756
Series 2012-126, Class SJ, 4.846%, 11/25/42 (04/25/14)[4]	5,855,778	835,137
GNMA,
Series 1999-40, Class TW, 6.845%, 02/17/29 (04/17/14)[4]	561,046	104,250
Series 2002-7, Class ST, 7.345%, 08/17/27 (04/17/14)[4]	713,663	144,535
Series 2011-32, Class KS, 11.790%, 06/16/34 (04/16/14)[4]	1,035,743	244,219
Series 2011-94, Class IS, 6.545%, 06/16/36 (04/16/14)[4]	758,048	128,352
Series 2011-146, Class EI, 5.000%, 11/16/41	447,817	109,131
Series 2011-157, Class SG, 6.443%, 12/20/41 (04/20/14)[4]	1,537,376	324,973
Series 2011-167, Class IO, 5.000%, 12/16/20	3,355,012	258,715
Series 2012-34, Class KS, 5.895%, 03/16/42 (04/16/14)[4]	3,818,690	809,391
Series 2012-69, Class QI, 4.000%, 03/16/41	2,010,191	371,020
Series 2012-96, Class IC, 3.000%, 08/20/27	1,259,552	156,514
Series 2012-101, Class AI, 3.500%, 08/20/27	1,029,387	126,106
Series 2012-103, Class IB, 3.500%, 04/20/40	1,420,775	201,665
Total Interest Only Strips		9,245,454

U.S. Government Obligations - 3.1%
U.S. Treasury Inflation Indexed Bonds, 0.375%, 07/15/23	8,845,320	8,748,570
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	3,226,470	3,799,420
Total U.S. Government Obligations		12,547,990
Total U.S. Government and Agency Obligations (cost $332,115,060)		338,427,652

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 9.5%
U.S. Government and Agency Discount Notes - 4.6%
FHLMC, 0.07%, 09/08/14[12]	$4,000,000	$3,999,112
FHLMC, 0.11%, 11/03/14[12]	4,757,000	4,755,002
FNMA, 0.06%, 07/07/14[12]	5,000,000	4,999,460
FNMA, 0.08%, 11/03/14[12]	4,750,000	4,748,005
Total U.S. Government and Agency Discount Notes		18,501,579

U.S. Treasury Bills - 0.3%
U.S. Treasury Bills, 0.02%, 04/17/14[12,13]	1,000,000	999,988
U.S. Treasury Bills, 0.06%, 10/16/14[12,13]	340,000	339,893
Total U.S. Treasury Bills		1,339,881

	Shares
Other Investment Companies - 4.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	18,438,671	18,438,671
Total Short-Term Investments (cost $38,276,963)		38,280,131
Total Investments - 101.9% (cost $406,990,842)		412,298,868
Other Assets, less Liabilities - (1.9)%		(7,632,522)
Net Assets - 100.0%		$404,666,346

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

March 31, 2014 (unaudited)

	Principal Amount	Value
Mortgage-Backed Securities - 5.1%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 2.569%, 11/25/35 (05/25/14)[4]	$89,149	$72,128
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.332%, 04/25/44 (05/25/14)[4]	135,752	130,398
Series 2005-1, Class 5A1, 2.330%, 06/25/45 (05/25/14)[4]	56,643	55,941
Series 2005-1, Class 6A, 2.330%, 06/25/45 (05/25/14)[4]	1,097,823	1,062,138
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	136,438	136,761
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.700%, 12/20/34 (05/20/14)[4]	133,108	109,329
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.578%, 04/25/35 (05/25/14)[4]	125,977	109,258
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A3, 4.868%, 09/11/42	866,310	871,010
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	614,934	620,116
Countrywide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.454%, 05/25/35 (04/25/14)[4]	22,960	22,863
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-R2, Class 1AF1, 0.574%, 11/25/34 (04/25/14) (a)[4,10]	167,810	147,372
Series 2005-HYB2, Class 1A4, 2.862%, 05/20/35 (05/20/14)[4]	107,736	100,914
Series 2005-HYB8, Class 1A1, 2.500%, 12/20/35 (05/20/14)[4]	112,852	91,863
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	184,044	184,737
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	930	930
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.504%, 03/25/35 (04/25/14) (a)[4,10]	211,706	185,089
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.890%, 05/25/34 (05/25/14)[4]	50,226	45,977
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.376%, 11/19/34 (05/19/14)[4]	83,848	75,170
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A3B, 5.845%, 04/15/45[5]	686,514	685,835
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[9]	664,614	688,806
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 5.946%, 08/25/35[5]	977,161	968,950
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.504%, 03/25/35 (04/25/14) (a)[4,10]	255,511	214,269
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	386,101	399,003
Total Mortgage-Backed Securities (cost $6,915,952)		6,978,857

U.S. Government and Agency Obligations - 125.5%

Federal Home Loan Mortgage Corporation - 69.3%
FHLMC,
2.349%, 11/01/33 (06/15/14)[4,9]	1,133,116	1,195,486
2.470%, 01/01/36 (06/15/14)[4,9]	2,344,343	2,486,553
2.838%, 02/01/37 (06/15/14)[4]	73,607	78,530
FHLMC Gold Pool,
3.500%, 04/01/32 to 01/01/44[9]	14,170,323	14,322,105
3.500%, TBA 30yr [11]	4,900,000	4,923,735
4.000%, 05/01/24 to 09/01/42[9]	5,078,258	5,304,103
4.000%, TBA 30yr [11]	25,300,000	26,218,113
4.500%, 02/01/20 to 09/01/41[9]	6,317,368	6,754,293
4.500%, TBA 30yr [11]	12,600,000	13,385,531
5.000%, 05/01/18 to 07/01/41[9]	8,401,752	9,101,540
5.500%, 11/01/17 to 01/01/40[9]	6,399,797	7,029,404
6.000%, 09/01/17 to 01/01/24[9]	1,533,004	1,676,362

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 69.3% (continued)
FHLMC Gold Pool,
7.000%, 07/01/19	$183,029	$196,632
7.500%, 07/01/34[9]	1,168,215	1,374,826
Total Federal Home Loan Mortgage Corporation		94,047,213

Federal National Mortgage Association - 44.4%
FNMA,
1.975%, 06/01/34 (05/25/14)[4,9]	949,749	1,008,832
2.331%, 08/01/34 (05/25/14)[4]	347,722	368,848
3.000%, TBA 15yr [11]	2,400,000	2,465,250
3.500%, 05/01/42 to 04/01/43[9]	1,929,182	1,943,696
3.500%, TBA 15yr [11]	3,100,000	3,250,156
3.500%, TBA 30yr [11]	9,700,000	9,738,000
4.000%, 01/01/26 to 07/01/42[9]	3,581,356	3,734,197
4.000%, TBA 30yr [11]	5,000,000	5,178,906
4.500%, 04/01/25 to 04/01/42[9]	10,272,077	10,975,198
4.500%, TBA 30yr [11]	6,400,000	6,804,000
4.750%, 07/01/34 to 09/01/34	419,371	453,253
5.000%, 06/01/18 to 08/01/41	4,036,986	4,401,323
5.500%, 03/01/17 to 07/01/38[9]	3,087,493	3,359,193
6.000%, 08/01/17 to 06/01/39[9]	3,468,147	3,801,049
6.500%, 11/01/28 to 07/01/32	238,194	259,627
7.000%, 11/01/22[9]	848,062	939,482
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[9]	856,546	953,970
Series 2005-13, Class AF, 0.554%, 03/25/35 (04/25/14)[4,9]	579,967	581,272
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.062%, 10/25/42[5]	98,031	112,489
Total Federal National Mortgage Association		60,328,741

Government National Mortgage Association - 9.6%
GNMA,
2.000%, 05/20/21 (05/20/14)[4]	20,521	21,425
3.000%, 03/20/16 to 08/20/18 (05/20/14)[4]	140,573	146,046
4.000%, 06/20/43	1,504,034	1,585,642
4.500%, 06/15/39 to 05/15/41	1,161,502	1,256,286
5.000%, 09/15/39 to 10/20/41[9]	6,691,892	7,341,000
5.500%, 10/15/39 to 11/15/39[9]	2,409,891	2,692,681
7.500%, 09/15/28 to 11/15/31	23,136	24,211
Total Government National Mortgage Association		13,067,291

Interest Only Strips - 2.2%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[10]	2,106	423
Series 233, Class 5, 4.500%, 09/15/35	148,983	26,752
FHLMC REMICS,
Series 2380, Class SI, 7.745%, 06/15/31 (04/15/14)[4,10]	17,975	3,456

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.2% (continued)
FHLMC REMICS,
Series 2637, Class SI, 5.845%, 06/15/18 (04/15/14)[4]	$128,155	$8,529
Series 2877, Class GS, 6.545%, 11/15/18 (04/15/14)[4,10]	960	2
Series 2922, Class SE, 6.595%, 02/15/35 (04/15/14)[4]	157,794	27,022
Series 2934, Class HI, 5.000%, 02/15/20	89,834	9,055
Series 2934, Class KI, 5.000%, 02/15/20	70,166	6,453
Series 2965, Class SA, 5.895%, 05/15/32 (04/15/14)[4]	344,949	53,770
Series 2967, Class JI, 5.000%, 04/15/20	165,730	15,469
Series 2980, Class SL, 6.545%, 11/15/34 (04/15/14)[4]	207,528	41,097
Series 3031, Class BI, 6.535%, 08/15/35 (04/15/14)[4]	370,523	74,059
Series 3065, Class DI, 6.465%, 04/15/35 (04/15/14)[4]	324,120	57,125
Series 3114, Class GI, 6.445%, 02/15/36 (04/15/14)[4]	271,322	53,302
Series 3308, Class S, 7.045%, 03/15/32 (04/15/14)[4]	350,800	63,386
Series 3424, Class XI, 6.415%, 05/15/36 (04/15/14)[4]	331,311	58,683
Series 3489, Class SD, 7.645%, 06/15/32 (04/15/14)[4]	192,294	39,369
Series 3606, Class SN, 6.095%, 12/15/39 (04/15/14)[4]	444,578	68,743
Series 3685, Class EI, 5.000%, 03/15/19	598,674	41,134
Series 3731, Class IO, 5.000%, 07/15/19	275,646	18,979
Series 3882, Class AI, 5.000%, 06/15/26	368,659	30,701
Series 3995, Class KI, 3.500%, 02/15/27	1,763,946	224,793
FNMA,
Series 215, Class 2, 7.000%, 04/01/23[10]	109,496	21,831
Series 222, Class 2, 7.000%, 06/01/23[10]	10,595	2,138
Series 343, Class 2, 4.500%, 10/01/33	100,228	17,350
Series 343, Class 21, 4.000%, 09/01/18	154,529	9,569
Series 343, Class 22, 4.000%, 11/01/18	84,227	5,344
Series 351, Class 3, 5.000%, 04/01/34	118,034	23,219
Series 351, Class 4, 5.000%, 04/01/34	69,858	13,742
Series 351, Class 5, 5.000%, 04/01/34	59,129	11,632
Series 365, Class 4, 5.000%, 04/01/36	162,763	31,688
FNMA REMICS,
Series 2003-73, Class SM, 6.446%, 04/25/18 (04/25/14)[4]	147,393	7,892
Series 2004-49, Class SQ, 6.896%, 07/25/34 (04/25/14)[4]	132,208	25,108
Series 2004-51, Class SX, 6.966%, 07/25/34 (04/25/14)[4]	197,366	39,920
Series 2004-64, Class SW, 6.896%, 08/25/34 (04/25/14)[4]	556,457	104,726
Series 2005-12, Class SC, 6.596%, 03/25/35 (04/25/14)[4]	215,684	38,306
Series 2005-45, Class SR, 6.566%, 06/25/35 (04/25/14)[4]	465,089	78,167
Series 2005-65, Class KI, 6.846%, 08/25/35 (04/25/14)[4,9]	1,038,455	196,465
Series 2005-89, Class S, 6.546%, 10/25/35 (04/25/14)[4]	1,034,786	185,260
Series 2006-3, Class SA, 5.996%, 03/25/36 (04/25/14)[4]	222,127	38,105
Series 2007-75, Class JI, 6.391%, 08/25/37 (04/25/14)[4]	235,904	36,843
Series 2008-86, Class IO, 4.500%, 03/25/23	512,634	34,895
Series 2010-37, Class GI, 5.000%, 04/25/25	699,427	44,545
Series 2010-65, Class IO, 5.000%, 09/25/20	693,841	56,680

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.2% (continued)
FNMA REMICS,
Series 2010-121, Class IO, 5.000%, 10/25/25	$267,772	$21,420
Series 2011-69, Class AI, 5.000%, 05/25/18	790,725	50,779
Series 2011-88, Class WI, 3.500%, 09/25/26	529,305	71,594
Series 2011-124, Class IC, 3.500%, 09/25/21	535,778	42,762
Series 2012-126, Class SJ, 4.846%, 11/25/42 (04/25/14)[4]	890,364	126,982
GNMA,
Series 1999-40, Class TW, 6.845%, 02/17/29 (04/17/14)[4]	167,037	31,038
Series 2011-32, Class KS, 11.790%, 06/16/34 (04/16/14)[4]	426,328	100,524
Series 2011-94, Class IS, 6.545%, 06/16/36 (04/16/14)[4]	337,402	57,128
Series 2011-157, Class SG, 6.443%, 12/20/41 (04/20/14)[4]	1,256,072	265,510
Series 2011-167, Class IO, 5.000%, 12/16/20	569,665	43,929
Series 2012-34, Class KS, 5.895%, 03/16/42 (04/16/14)[4]	497,266	105,398
Series 2012-69, Class QI, 4.000%, 03/16/41	379,995	70,135
Series 2012-103, Class IB, 3.500%, 04/20/40	326,370	46,325
Total Interest Only Strips		2,979,251
Total U.S. Government and Agency Obligations (cost $168,645,243)		170,422,496

Short-Term Investments - 22.3%
U.S. Treasury Bills - 0.1%
U.S. Treasury Bills, 0.02%, 04/17/14[12,13]	110,000	109,999
U.S. Treasury Bills, 0.06%, 10/16/14[12,13]	30,000	29,990
Total U.S. Treasury Bills		139,989

	Shares
Other Investment Companies - 22.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.05%	15,185,669	15,185,669
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	15,000,647	15,000,647
Total Other Investment Companies		30,186,316
Total Short-Term Investments (cost $30,326,303)		30,326,305
Total Investments - 152.9% (cost $205,887,498)		207,727,658
Other Assets, less Liabilities - (52.9)%		(71,909,463)
Net Assets - 100.0%		$135,818,195

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net

Managers AMG Chicago Equity Partners Balanced Fund	$51,647,097	$5,061,243	$(555,841)	$4,505,402

Managers High Yield Fund	36,861,727	1,805,311	(218,086)	1,587,225

Managers AMG GW&K Fixed Income Fund	83,769,817	1,234,792	(910,360)	324,432

Managers Short Duration Government Fund	406,990,842	6,977,838	(1,669,812)	5,308,026

Managers Intermediate Duration Government Fund	205,887,498	3,602,122	(1,761,962)	1,840,160

#	Rounds to less than 0.1%.
*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets

Managers High Yield Fund	$10,800,437	28.9%

Managers AMG GW&K Fixed Income Fund	2,563,000	3.1%

Managers Intermediate Duration Government Fund	546,730	0.4%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets

Managers AMG Chicago Equity Partners Balanced Fund	$1,287,577	2.3%

Managers High Yield Fund	1,411,460	3.8%

Managers AMG GW&K Fixed Income Fund	1,691,067	2.0%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown for each investment company represents the March 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security: The rate listed is as of March 31, 2014. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security: The rate listed is as of March 31, 2014 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[8]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets

Managers AMG GW&K Fixed Income Fund	$873,368	1.1%

[9]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets

Managers Short Duration Government Fund	$44,587,417	11.0%

Managers Intermediate Duration Government Fund	53,865,118	39.7%

Notes to Schedules of Portfolio Investments (continued)

[10]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets

Managers Short Duration Government Fund	$1,798,058	0.4%

Managers Intermediate Duration Government Fund	574,580	0.4%

[11]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[12]	Represents yield to maturity at March 31, 2014.
[13]	Some or all of this security is held as collateral for futures contracts. The collateral market value at March 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets

Managers Short Duration Government Fund	$1,199,882	0.3%

Managers Intermediate Duration Government Fund	109,989	0.1%

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securitites, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of March 31, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced Fund
Investments in Securities

Common Stocks†	$35,293,732	—	—	$35,293,732
Corporate Bonds and Notes††	—	$1,417,724	—	1,417,724
U.S. Government and Agency Obligations††	—	17,713,746	—	17,713,746
Short-Term Investments
Repurchase Agreements	—	1,307,197	—	1,307,197
Other Investment Companies	420,100	—	—	420,100

Total Investments in Securities	$35,713,832	$20,438,667	—	$56,152,499

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield Fund
Investments in Securities

Bank Loan Obligations	—	$379,533	—	$379,533
Common Stocks†	$267	—	—	267
Corporate Bonds and Notes††	—	34,499,588	—	34,499,588
Short-Term Investments
Repurchase Agreements	—	1,451,028	—	1,451,028
Other Investment Companies	2,118,536	—	—	2,118,536

Total Investments in Securities	$2,118,803	$36,330,149	—	$38,448,952

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG GW&K Fixed Income Fund
Investments in Securities

Corporate Bonds and Notes††	—	$49,271,262	—	$49,271,262
Municipal Bonds	—	5,354,775	—	5,354,775
U.S. Government and Agency Obligations††	—	26,823,010	—	26,823,010
Short-Term Investments
Repurchase Agreements	—	1,743,391	—	1,743,391
Other Investment Companies	$901,811	—	—	901,811

Total Investments in Securities	$901,811	$83,192,438	—	$84,094,249

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Short Duration Government Fund
Investments in Securities

Asset-Backed Securities	—	$184,312	—	$184,312
Mortgage-Backed Securities	—	35,406,773	—	35,406,773
U.S. Government and Agency Obligations††	—	338,427,652	—	338,427,652
Short-Term Investments
U.S. Government and Agency Discount Notes	—	18,501,579	—	18,501,579
U.S. Treasury Bills	—	1,339,881	—	1,339,881
Other Investment Companies	$18,438,671	—	—	18,438,671

Total Investments in Securities	$18,438,671	$393,860,197	—	$412,298,868

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$155,074	—	—	$155,074

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(102,504)	—	—	(102,504)

Total Financial Derivative Instruments	$52,570	—	—	$52,570

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Intermediate Duration Government Fund
Investments in Securities

Mortgage-Backed Securities	—	$6,978,857	—	$6,978,857
U.S. Government and Agency Obligations††	—	170,422,496	—	170,422,496
Short-Term Investments
U.S. Treasury Bills	—	139,989	—	139,989
Other Investment Companies	$30,186,316	—	—	30,186,316

Total Investments in Securities	$30,186,316	$177,541,342	—	$207,727,658

TBA Sale Commitments	—	$(700,578)	—	$(700,578)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$7,899	—	—	$7,899

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(29,827)	—	—	(29,827)

Total Financial Derivative Instruments	$(21,928)	—	—	$(21,928)

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes: U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

Securities Transacted on a When Issued Basis

The Managers Intermediate Duration Government Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

At March 31, 2014, the following Fund had TBA sale commitments outstanding:

Managers Intermediate Duration Government Fund

Security	Principal Amount	Settlement Date	Proceeds	Current Liability

GNMA, 4.500%, TBA 30yr	$650,000	4/22/14	$701,188	$(700,578)

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At March 31, 2014, the following Funds had open futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)

Managers Short Duration Government Fund

2-Year U.S. Treasury Note	35	Short	07/03/14		$10,850

5-Year Interest Rate Swap	459	Short	06/18/14		88,502

5-Yar U.S. Treasury Note	36	Long	07/03/14		(32,996)

10-Year Interest Rate Swap	52	Short	06/18/14		(40,216)

10-Year U.S. Treasury Note	55	Short	06/30/14		55,722

U.S. Treasury Long Bond	45	Short	06/30/14		(29,292)

				Total	$52,570

Notes to Schedules of Portfolio Investments (continued)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)

Managers Intermediate Duration Government Fund

2-Year U.S. Treasury Note	5	Short	07/03/14		$1,550

5-Year Interest Rate Swap	23	Short	06/18/14		4,435

10-Year Interest Rate Swap	32	Short	06/18/14		(24,697)

10-Year U.S. Treasury Note	5	Long	06/30/14		(5,130)

U.S. Treasury Long Bond	3	Long	06/30/14		1,914

				Total	$(21,928)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

FHLB:	Federal Home Loan Bank	GSR:	Goldman Sachs REMIC
FHLMC:	Federal Home Loan Mortgage Corp.	LB-UBS:	Lehman Brothers-Union Bank of Switzerland
FNMA:	Federal National Mortgage Association	MTN:	Medium-Term Notes
GNMA:	Government National Mortgage Association	REMICS:	Real Estate Mortgage Investment Conduits
GMTN:	Global Medium-Term Notes	TBA:	To Be Announced
GS:	Goldman Sachs
GSMPS:	Goldman Sachs Mortgage Participation Securities

Subsequent Events

On April 28, 2014, Managers Investment Group LLC, advisor to the Managers Funds, changed its name to AMG Funds LLC. Additionally, the Managers family of mutual funds became the AMG family of mutual funds. Please visit www.amgfunds.com/funds for additional information related to these changes.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 15, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 15, 2014